CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Total	Share capital [member]	Capital reserve [member]	Profits Reserves [Member]	Equity Valuation Adjustments [Member]	Retained earnings [member]	Equity Attributable to Equity Holders of Parent [Member]	Non-controlling interests [member]
AS OF at Dec. 31, 2020	R$ 17,478	R$ 7,594	R$ 2,250	R$ 10,061	R$ (2,431)	R$ 0	R$ 17,474	R$ 4
IfrsStatementLineItems [Line Items]
Subscription of capital	0	873	0	(873)	0	0		0
Net income for the year	3,753	0	0	0	0	3,751	3,751	2
Other comprehensive income	199	0	0	0	199	0	199	0
Actuarial losses reclassified (Note 26c)	0	0	0	0	39	(39)		0
Realization of PP&E deemed cost	0	0	0	0	(15)	15		0
Tax incentives reserve (Note 26)	0	0	0	21	0	(21)		0
Legal reserve (Note 26)	0	0	0	187	0	(187)		0
Retained earnings reserve (Note 26)	0	0	0	1,552	0	(1,552)		0
Proposed dividends	(1,967)	0	0	0	0	(1,967)	(1,967)	0
Non-controlling Interests	(1)	0	0	0	0	0		(1)
AS OF at Dec. 31, 2021	19,462	8,467	2,250	10,948	(2,208)	0	19,457	5
IfrsStatementLineItems [Line Items]
Subscription of capital	0	2,540	0	(2,540)	0	0		0
Net income for the year	4,094	0	0	0	0	4,092	4,092	2
Other comprehensive income	460	0	0	0	461	0	461	(1)
Realization of PP&E deemed cost	0	0	0	0	(127)	127		0
Tax incentives reserve (Note 26)	0	0	0	26	0	(26)		0
Legal reserve (Note 26)	0	0	0	205	0	(205)		0
Retained earnings reserve (Note 26)	0	0	0	1,756	0	(1,756)		0
Proposed dividends	(2,232)	0	0	0	0	(2,232)	(2,232)	0
AS OF at Dec. 31, 2022	21,784	11,007	2,250	10,395	(1,874)	0	21,778	6
IfrsStatementLineItems [Line Items]
Net income for the year	5,767	0	0	0	0	5,764	5,764	3
Adjustment of actuarial liabilities - restatement of obligations of the defined benefit plans, net of taxes	232	0	0	0	232	0	232	0
Realization of PP&E deemed cost	0	0	0	0	(6)	6		0
Tax incentives reserve (Note 26)	0	0	0	63	0	(63)		0
Legal reserve (Note 26)	0	0	0	288	0	(288)		0
Retained earnings reserve (Note 26)	0	0	0	2,295	0	(2,295)		0
Reversal of unrealized Earnings Reserve	(835)	0	0	(835)	0	0	(835)	0
Constituiton of unrealized Earnings Reserve	835	0	0	835	0	0	835	0
Proposed dividends	(3,124)	0	0	0	0	(3,124)	(3,124)	0
Non-controlling Interests	(3)	0	0	0	0	0		(3)
AS OF at Dec. 31, 2023	R$ 24,656	R$ 11,007	R$ 2,250	R$ 13,041	R$ (1,648)	R$ 0	R$ 24,650	R$ 6